14. RETIREMENT PLANS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Pension and Other Postretirement Benefit Expense [Abstract]
Retirement plan expense	$ 108,044	$ 134,831